SHARE-BASED COMPENSATION - Schedule of fair value of the share options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Risk-free interest rate minimum	1.80%	1.10%	1.60%
Risk-free interest rate maximum	3.70%	1.80%	2.10%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range minimum	55.60%	52.20%	54.90%
Expected volatility range maximum	57.00%	56.40%	58.10%
Contractual life	10 years	10 years	10 years
Maximum
SHARE-BASED COMPENSATION
Exercise multiple	2.80	2.80	2.80
Minimum
SHARE-BASED COMPENSATION
Exercise multiple	2.20	2.20	2.20